Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]	The Company has evaluated subsequent events through the date the financial statements were issued. Management does not believe any other subsequent events have occurred that would require further disclosure or adjustment to the financial statements.